SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Nov. 30, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of subsidiaries [Table Text Block]
Entity	Country of incorporation	Effective economic interest
PRT USA	United States of America	100%
PRT UK	United Kingdom	100%
Tetra	United Kingdom	100%

Disclosure of depreciation rates applicable to each category of property and equipment [Table Text Block]	Computer equipment 55% declining balance Furniture 20% declining balance Leasehold improvements 30% declining balance Demo equipment 20% declining balance Vehicles 30% declining balance